CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) / EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) / EQUITY
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0